Note 3 - Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Financing Receivables [Text Block]

3.         Loans

Major categories of loans are summarized as follows as of September 30, 2024 and December 31, 2023 (in thousands):

	2024	2023

Commercial	$74,776	$73,142
Commercial real estate	202,677	182,463
Residential mortgage	118,750	118,934
Home equity	6,986	5,800
Consumer, automobile	6,707	6,546
Consumer, other	1,551	1,787

	411,447	388,672
Less: net deferred loan fees	(759)	(748)

Total loans net of deferred loan fees	410,688	387,924

Less: allowance for credit losses	(3,951)	(3,861)

Net Loans	$406,737	$384,063

In the normal course of business, loans are extended to directors, executive officers, and their affiliates.

A summary of loan activity for those directors, executive officers, and their affiliates is as follows (in thousands):

December 31, 2023	New Loans	Repayments	September 30, 2024

$3,574	$2,109	$(832)	$4,851

December 31, 2022	New Loans	Repayments	December 31, 2023

$3,854	$94	$(374)	$3,574

The Company grants commercial, residential, and personal loans to customers primarily in Union, Centre, and Snyder Counties, Pennsylvania. Although the Company has a diversified loan portfolio, a significant portion of its debtors' ability to honor their contracts is dependent on the economic conditions within this region. Additionally, approximately 16% and 16% of the Company's loans at September 30, 2024 and December 31, 2023, respectively, are to individuals and corporations in the agricultural business.

3.         Loans

Major categories of loans are summarized as follows as of December 31 (in thousands):

	2023	2022

Commercial	$73,142	$77,093
Commercial real estate	182,463	161,367
Residential mortgage	118,934	116,339
Home equity	5,800	7,114
Consumer, automobile	6,546	5,538
Consumer, other	1,787	2,116

	388,672	369,567
Less: net deferred loan fees	(748)	(701)

Total loans net of deferred loan fees	387,924	368,866

Less: allowance for credit losses	(3,861)	(4,058)

Net Loans	$384,063	$364,808

In the normal course of business, loans are extended to directors, executive officers, and their affiliates.

A summary of loan activity for those directors, executive officers, and their affiliates is as follows (in thousands):

December 31, 2022	New Loans	Repayments	December 31, 2023

$3,854	$94	$(374)	$3,574

December 31, 2021	New Loans	Repayments	December 31, 2022

$2,770	$1,795	$(711)	$3,854

The Company grants commercial, residential, and personal loans to customers primarily in Union, Centre, and Snyder Counties, Pennsylvania. Although the Company has a diversified loan portfolio, a significant portion of its debtors' ability to honor their contracts is dependent on the economic conditions within this region. Additionally, approximately 16% and 15% of the Company's loans at December 31, 2023 and 2022, respectively, are to individuals and corporations in the agricultural business.